Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Detailed Information about Cash and Cash Equivalents

	2020	2019	2018
Cash at bank and in hand	4,907	4,619	3,725

Short-term deposits	2,214	2,518	2,524

Money market investments	1,247	5,116	2,493

Short-term collateral	4	11	2
At December 31	8,372	12,263	8,744

Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	9,208	7,166	6,248

Income from security lending programs	9	6	8

Weighted effective interest rate on short-term deposits	(0.64%)	(0.38%)	(0.39%)

Average maturity on short-term deposits	10	19	28

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2020	2019	2018
Net cash flows from operating activities	(2,854)	7,302	517

Net cash flows from investing activities	(139)	(86)	(438)

Net cash flows from financing activities	(778)	(3,730)	(2,395)
Net increase in cash and cash equivalents	(3,770)	3,486	(2,317)

Net cash and cash equivalents are impacted by:
Positive (negative) effects of changes in exchange rates	(121)	33	35

Summary of Reconciliation of Liabilities Arising from Financing Activities
The table below shows the reconciliation between the net cash flows from financing activities and the liabilities as included in the consolidated statement of financial position.

	Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2020	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	At December 31, 2020
Subordinated borrowings	2,207	-	-	-	-	3	(125)	2,085
Trust pass-through securities	136	-	-	-	2	-	(11)	126
Borrowings	9,307	3,444	(3,985)	(16)	1	1	(228)	8,524
Assets held to hedge Trust pass-through securities	11	-	-	2	-	-	(1)	12
Assets held to hedge Borrowings	-	63	-	(1)	-	-	-	62

	Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2019	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Net exchange difference	At December 31, 2019
Subordinated borrowings	1,389	806	-	-	-	1	11	2,207
Trust pass-through securities	133	-	-	-	1	(1)	2	136
Borrowings	12,061	4,117	(7,014)	(8)	-	1	149	9,307
Assets held to hedge Trust pass-through securities	10	-	-	1	-	-	-	11